Summary of significant accounting policies (Details 3) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Nongyuan Network
FAMI	$ 0	$ 1,217,137	$ 0
WFOE that is the primary beneficiary of the VIE	0
Other entities that are consolidated	1,893,667	26,961,378	24,075,199
Investors	0	0	0
VIE and its subsidiaries	1,411,434	6,394,084	0
Other [Member]
FAMI	212,652	913,005	124,670,237
WFOE that is the primary beneficiary of the VIE	9,054,194	19,188,742	38,204,550
Investors	0	0	0
VIE and its subsidiaries	12,944	15,293,176	1,601,406
variable interest entity and subsidiaries.
FAMI	0	0	45,500
WFOE that is the primary beneficiary of the VIE	505,077	14,594,586	0
Other entities that are consolidated	71,277	14,744,568	5,624,880
Investors	0	0	0
VIE and its subsidiaries	0
FAMI
FAMI	0
WFOE that is the primary beneficiary of the VIE	0	0	1,668,758
Other entities that are consolidated	0	984,655	319,981
Investors	0	0	0
VIE and its subsidiaries	$ 0	$ 0	$ 0